Nature of cost and expense (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Nature of cost and expense [Line Items]
Direct cost		$ 757,097,886	$ 694,307,741	$ 650,386,343
Personnel expense	[1]	263,948,893	237,122,374	232,141,632
Transportation and distribution		247,520,979	245,696,284	243,907,283
Advertising and promotion		105,887,909	117,889,341	118,003,908
Depreciation and amortization		109,813,976	105,020,934	93,289,194
Materials and maintenance		53,584,604	49,356,159	46,610,947
Energy		28,062,380	29,922,632	29,309,465
Leases		15,049,043	12,798,957	17,727,367
Other expenses		109,333,035	122,202,733	111,639,503
Total		$ 1,690,298,705	$ 1,614,317,155	$ 1,543,015,642

[1]	See Note 30 - Natures of cost and expense.